Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (3,674,304)	$ (8,147,268)	$ (9,131,285)
Item not affection cash:
Accretion		107,376	70,341
Accrued interest	493,901	583,883
Amortization	1,260,439	1,261,964	436,902
Allowance for VAT		48,735	13,859
Gain on sale of towers	(453,216)	(664,446)
Deferred income tax recovery		(322,289)	(313,048)
Foreign exchange	962,181	2,719,037	2,131,449
Gain on net monetary position	(1,323,265)	(1,921,376)	(924,340)
Impairment	441,292	1,306,767	2,358,674
Impairment of advances and loans receivable		224,975
Loss on extinguishment of debt		393,026
Share-based compensation			1,913,692
Shares issued for services			110,395
Changes in non-cash working capital items	2,691,191	7,529,242	2,131,158
Cash provided by (used in) operating activities	398,219	3,119,626	(1,202,203)
Cash flows from investing activities
Cash received from acquisitions			18,436
Cash paid for acquisitions		(106,121)
Cash received from disposition	72,396	258,001
Cash received on sale of towers	1,204,942
Addition of property and equipment	(2,656,546)	(3,634,144)	(8,436,633)
Cash used in investing activities	(1,379,208)	(3,482,264)	(8,418,197)
Cash flows from financing activities
Shares issued for cash, net			30,000
Exercise of stock options and warrants			3,226,300
Proceeds from convertible debts, net			1,376,914
Repayment of convertible debts	(745,000)	(750,000)
Proceeds from bonds payable, net		859,560	888,996
Loans received	2,533,479	1,173,953	1,756,309
Repayment of loans	(66,258)	(1,467,004)	(156,819)
Loans from related parties	713,646	1,969,187	1,366,710
Repayment of loans from related parties	(833,951)	(1,140,500)	(534,612)
Lease payments	(553,130)	(570,512)
Promissory note received			1,728,480
Cash provided by financing activities	1,048,786	74,684	9,682,278
Foreign exchange on cash	(1,667)	(1,520)
Change in cash	66,130	(289,474)	61,878
Cash, beginning	56,629	346,103	284,225
Cash, ending	122,759	56,629	346,103
Property and equipment additions in accounts payable and accrued liabilities	901,653	1,019,581
Cash paid for interest	368,390	635,717	$ 50,000
Cash paid for income taxes	$ 0	$ 0